SUPPLEMENT DATED JANUARY 21, 1997
                 TO PROSPECTUS DATED DECEMBER 31, 1996
                 FOR FLEXIBLE PAYMENT VARIABLE ANNUITY
               ISSUED BY INTEGRITY LIFE INSURANCE COMPANY

           THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE
                 READ AND RETAINED WITH THE PROSPECTUS.


The Balanced, Growth & Income, and Growth Opportunity Portfolios are not currently available in California.